April 3, 2020

BY EDGAR

U. S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Ladies and Gentlemen:

STATE FARM ASSOCIATES’ FUNDS TRUST

1933 ACT REGISTRATION NO. 2-27058

1940 ACT REGISTRATION NO. 811-1519

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, State Farm Associates’ Funds Trust (the “Trust”) certifies that:

a)

the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

b)	the text of the most recent post-effective amendment to the Trust’s registration statement was filed with the Commission via EDGAR on March 27, 2020.

Sincerely,

/s/ David Moore
David Moore Assistant Secretary State Farm Associates’ Funds Trust (309) 766-1908